Distribution Date:	10/18/21	Wells Fargo Commercial Mortgage Trust 2020-C55
Determination Date:	10/12/21
Next Distribution Date:	11/18/21
Record Date:	09/30/21	Commercial Mortgage Pass-Through Certificates
Series 2020-C55

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Anthony Sfarra	(212) 214-5613	Anthony.Sfarra@wellsfargo.com
Certificate Interest Reconciliation Detail	4		375 Park Avenue,2nd Floor, J0127-023 | New York, NY 10152
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084,401 S. Tryon Street, 8th Floor | Charlotte, NC 28202
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	8-12		General	(305) 229-6465
Mortgage Loan Detail (Part 1)	13-15		200 S. Biscayne Blvd.,Suite 3550 | Miami, FL 33131
Mortgage Loan Detail (Part 2)	16-18	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Principal Prepayment Detail	19
			David Rodgers	(212) 230-9025
Historical Detail	20		600 Third Avenue,40th Floor | New York, NY 10016
Delinquency Loan Detail	21	Certificate Administrator	Wells Fargo Bank, N.A.
Collateral Stratification and Historical Detail	22		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	23				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road, | Columbia, MD 21045
Specially Serviced Loan Detail - Part 2	24
		Trustee	Wilmington Trust, National Association
Modified Loan Detail	25		General Contact	(302) 636-4140
Historical Liquidated Loan Detail	26		1100 North Market St., | Wilmington, DE 19890
Historical Bond / Collateral Loss Reconciliation Detail	27
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	95002EAW7	1.856000%	20,310,000.00	15,233,297.70	290,234.16	23,560.83	0.00	0.00	313,794.99	14,943,063.54	30.17%	30.00%
A-2	95002EAX5	2.766000%	18,218,000.00	18,218,000.00	0.00	41,992.49	0.00	0.00	41,992.49	18,218,000.00	30.17%	30.00%
A-3	95002EAY3	2.462000%	24,260,000.00	24,260,000.00	0.00	49,773.43	0.00	0.00	49,773.43	24,260,000.00	30.17%	30.00%
A-SB	95002EAZ0	2.651000%	32,314,000.00	32,314,000.00	0.00	71,387.01	0.00	0.00	71,387.01	32,314,000.00	30.17%	30.00%
A-4	95002EBA4	2.474000%	182,940,000.00	182,940,000.00	0.00	377,161.30	0.00	0.00	377,161.30	182,940,000.00	30.17%	30.00%
A-5	95002EBB2	2.725000%	395,940,000.00	395,940,000.00	0.00	899,113.75	0.00	0.00	899,113.75	395,940,000.00	30.17%	30.00%
A-S	95002EBC0	2.937000%	96,283,000.00	96,283,000.00	0.00	235,652.64	0.00	0.00	235,652.64	96,283,000.00	20.11%	20.00%
B	95002EBD8	3.139000%	44,531,000.00	44,531,000.00	0.00	116,485.67	0.00	0.00	116,485.67	44,531,000.00	15.46%	15.38%
C	95002EBE6	3.542000%	37,310,000.00	37,310,000.00	0.00	110,126.68	0.00	0.00	110,126.68	37,310,000.00	11.56%	11.50%
D	95002EAA5	2.500000%	25,274,000.00	25,274,000.00	0.00	52,654.17	0.00	0.00	52,654.17	25,274,000.00	8.92%	8.88%
E	95002EAC1	2.500000%	20,460,000.00	20,460,000.00	0.00	42,625.00	0.00	0.00	42,625.00	20,460,000.00	6.79%	6.75%
F	95002EAE7	2.587000%	20,460,000.00	20,460,000.00	0.00	44,108.35	0.00	0.00	44,108.35	20,460,000.00	4.65%	4.63%
G	95002EAG2	2.587000%	9,629,000.00	9,629,000.00	0.00	20,758.52	0.00	0.00	20,758.52	9,629,000.00	3.65%	3.63%
H-RR*	95002EAJ6	3.930785%	34,902,711.00	34,902,711.00	0.00	74,420.34	0.00	0.00	74,420.34	34,902,711.00	0.00%	0.00%
R	95002EAU1	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
V	95002EAS6	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			962,831,711.00	957,755,008.70	290,234.16	2,159,820.18	0.00	0.00	2,450,054.34	957,464,774.54

Notional Certificates
X-A	95002EBF3	1.306219%	673,982,000.00	668,905,297.70	0.00	728,113.85	0.00	0.00	728,113.85	668,615,063.54
X-B	95002EBG1	0.816562%	178,124,000.00	178,124,000.00	0.00	121,207.69	0.00	0.00	121,207.69	178,124,000.00
X-D	95002EAL1	1.430785%	45,734,000.00	45,734,000.00	0.00	54,529.62	0.00	0.00	54,529.62	45,734,000.00
X-F	95002EAN7	1.343785%	20,460,000.00	20,460,000.00	0.00	22,911.54	0.00	0.00	22,911.54	20,460,000.00
X-G	95002EAQ0	1.343785%	9,629,000.00	9,629,000.00	0.00	10,782.76	0.00	0.00	10,782.76	9,629,000.00
Notional SubTotal			927,929,000.00	922,852,297.70	0.00	937,545.46	0.00	0.00	937,545.46	922,562,063.54

Deal Distribution Total					290,234.16	3,097,365.64	0.00	0.00	3,387,599.80

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	95002EAW7	750.03927622	14.29020975	1.16006056	0.00000000	0.00000000	0.00000000	0.00000000	15.45027031	735.74906647
A-2	95002EAX5	1,000.00000000	0.00000000	2.30500000	0.00000000	0.00000000	0.00000000	0.00000000	2.30500000	1,000.00000000
A-3	95002EAY3	1,000.00000000	0.00000000	2.05166653	0.00000000	0.00000000	0.00000000	0.00000000	2.05166653	1,000.00000000
A-SB	95002EAZ0	1,000.00000000	0.00000000	2.20916662	0.00000000	0.00000000	0.00000000	0.00000000	2.20916662	1,000.00000000
A-4	95002EBA4	1,000.00000000	0.00000000	2.06166667	0.00000000	0.00000000	0.00000000	0.00000000	2.06166667	1,000.00000000
A-5	95002EBB2	1,000.00000000	0.00000000	2.27083333	0.00000000	0.00000000	0.00000000	0.00000000	2.27083333	1,000.00000000
A-S	95002EBC0	1,000.00000000	0.00000000	2.44749997	0.00000000	0.00000000	0.00000000	0.00000000	2.44749997	1,000.00000000
B	95002EBD8	1,000.00000000	0.00000000	2.61583324	0.00000000	0.00000000	0.00000000	0.00000000	2.61583324	1,000.00000000
C	95002EBE6	1,000.00000000	0.00000000	2.95166658	0.00000000	0.00000000	0.00000000	0.00000000	2.95166658	1,000.00000000
D	95002EAA5	1,000.00000000	0.00000000	2.08333347	0.00000000	0.00000000	0.00000000	0.00000000	2.08333347	1,000.00000000
E	95002EAC1	1,000.00000000	0.00000000	2.08333333	0.00000000	0.00000000	0.00000000	0.00000000	2.08333333	1,000.00000000
F	95002EAE7	1,000.00000000	0.00000000	2.15583333	0.00000000	0.00000000	0.00000000	0.00000000	2.15583333	1,000.00000000
G	95002EAG2	1,000.00000000	0.00000000	2.15583342	0.00000000	0.00000000	0.00000000	0.00000000	2.15583342	1,000.00000000
H-RR	95002EAJ6	1,000.00000000	0.00000000	2.13222234	1.14343238	7.63524959	0.00000000	0.00000000	2.13222234	1,000.00000000
R	95002EAU1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V	95002EAS6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	95002EBF3	992.46759958	0.00000000	1.08031646	0.00000000	0.00000000	0.00000000	0.00000000	1.08031646	992.03697360
X-B	95002EBG1	1,000.00000000	0.00000000	0.68046804	0.00000000	0.00000000	0.00000000	0.00000000	0.68046804	1,000.00000000
X-D	95002EAL1	1,000.00000000	0.00000000	1.19232125	0.00000000	0.00000000	0.00000000	0.00000000	1.19232125	1,000.00000000
X-F	95002EAN7	1,000.00000000	0.00000000	1.11982111	0.00000000	0.00000000	0.00000000	0.00000000	1.11982111	1,000.00000000
X-G	95002EAQ0	1,000.00000000	0.00000000	1.11982137	0.00000000	0.00000000	0.00000000	0.00000000	1.11982137	1,000.00000000

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	09/01/21 - 09/30/21	30	0.00	23,560.83	0.00	23,560.83	0.00	0.00	0.00	23,560.83	0.00
A-2	09/01/21 - 09/30/21	30	0.00	41,992.49	0.00	41,992.49	0.00	0.00	0.00	41,992.49	0.00
A-3	09/01/21 - 09/30/21	30	0.00	49,773.43	0.00	49,773.43	0.00	0.00	0.00	49,773.43	0.00
A-SB	09/01/21 - 09/30/21	30	0.00	71,387.01	0.00	71,387.01	0.00	0.00	0.00	71,387.01	0.00
A-4	09/01/21 - 09/30/21	30	0.00	377,161.30	0.00	377,161.30	0.00	0.00	0.00	377,161.30	0.00
A-5	09/01/21 - 09/30/21	30	0.00	899,113.75	0.00	899,113.75	0.00	0.00	0.00	899,113.75	0.00
X-A	09/01/21 - 09/30/21	30	0.00	728,113.85	0.00	728,113.85	0.00	0.00	0.00	728,113.85	0.00
X-B	09/01/21 - 09/30/21	30	0.00	121,207.69	0.00	121,207.69	0.00	0.00	0.00	121,207.69	0.00
X-D	09/01/21 - 09/30/21	30	0.00	54,529.62	0.00	54,529.62	0.00	0.00	0.00	54,529.62	0.00
X-F	09/01/21 - 09/30/21	30	0.00	22,911.54	0.00	22,911.54	0.00	0.00	0.00	22,911.54	0.00
X-G	09/01/21 - 09/30/21	30	0.00	10,782.76	0.00	10,782.76	0.00	0.00	0.00	10,782.76	0.00
A-S	09/01/21 - 09/30/21	30	0.00	235,652.64	0.00	235,652.64	0.00	0.00	0.00	235,652.64	0.00
B	09/01/21 - 09/30/21	30	0.00	116,485.67	0.00	116,485.67	0.00	0.00	0.00	116,485.67	0.00
C	09/01/21 - 09/30/21	30	0.00	110,126.68	0.00	110,126.68	0.00	0.00	0.00	110,126.68	0.00
D	09/01/21 - 09/30/21	30	0.00	52,654.17	0.00	52,654.17	0.00	0.00	0.00	52,654.17	0.00
E	09/01/21 - 09/30/21	30	0.00	42,625.00	0.00	42,625.00	0.00	0.00	0.00	42,625.00	0.00
F	09/01/21 - 09/30/21	30	0.00	44,108.35	0.00	44,108.35	0.00	0.00	0.00	44,108.35	0.00
G	09/01/21 - 09/30/21	30	0.00	20,758.52	0.00	20,758.52	0.00	0.00	0.00	20,758.52	0.00
H-RR	09/01/21 - 09/30/21	30	225,842.24	114,329.22	0.00	114,329.22	39,908.89	0.00	0.00	74,420.34	266,490.91
Totals			225,842.24	3,137,274.52	0.00	3,137,274.52	39,908.89	0.00	0.00	3,097,365.64	266,490.91

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 4 of 29

Additional Information
Total Available Distribution Amount (1)	3,387,599.80
(1) The Available Distribution Amount includes any Prepayment Penalties.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 5 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,149,459.02	Master Servicing Fee	4,354.86
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,887.52
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	399.07
ARD Interest	0.00	Operating Advisor Fee	1,045.55
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	207.51
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,149,459.02	Total Fees	12,184.51

Principal		Expenses/Reimbursements
Scheduled Principal	290,234.16	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	32,235.60
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	7,673.29
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	290,234.16	Total Expenses/Reimbursements	39,908.89

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,097,365.64
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	290,234.16
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,387,599.80
Total Funds Collected	3,439,693.18	Total Funds Distributed	3,439,693.20

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 6 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	957,755,009.38	957,755,009.38	Beginning Certificate Balance	957,755,008.70
(-) Scheduled Principal Collections	290,234.16	290,234.16	(-) Principal Distributions	290,234.16
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	957,464,775.22	957,464,775.22	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	958,522,948.29	958,522,948.29	Ending Certificate Balance	957,464,774.54
Ending Actual Collateral Balance	958,280,457.53	958,280,457.53

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.68)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.68)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	3.93%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential				Page 7 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
1,000,000 or less	2	1,918,000.00	0.20%	153	4.7001	1.934207	1.40 or less	14	171,655,998.27	17.93%	99	4.2506	0.601078
1,000,001 to 2,000,000	3	4,929,000.00	0.51%	110	4.5046	2.188277	1.41 to 1.50	2	35,530,421.02	3.71%	98	4.0890	1.463879
2,000,001 to 3,000,000	4	10,063,260.25	1.05%	99	4.4983	2.105743	1.51 to 1.60	2	15,978,279.16	1.67%	98	4.0844	1.573757
3,000,001 to 4,000,000	1	4,000,000.00	0.42%	100	4.4720	2.428100	1.61 to 1.70	3	49,365,184.67	5.16%	99	4.1895	1.676157
4,000,001 to 5,000,000	8	36,381,780.05	3.80%	98	4.1708	2.050905	1.71 to 1.80	5	45,128,562.36	4.71%	82	4.4097	1.748546
5,000,001 to 6,000,000	2	11,300,000.00	1.18%	70	4.5733	2.347443	1.81 to 1.90	2	34,303,750.49	3.58%	79	4.2563	1.868979
6,000,001 to 7,000,000	2	13,070,369.96	1.37%	82	4.6664	1.575264	1.91 to 2.00	10	87,497,000.00	9.14%	101	4.1769	1.957990
7,000,001 to 8,000,000	5	38,297,790.27	4.00%	99	4.5899	1.407451	2.01 to 2.50	14	231,466,453.93	24.17%	98	3.7380	2.287302
8,000,001 to 9,000,000	4	32,950,000.00	3.44%	99	3.8435	2.525666	2.51 to 3.50	11	190,139,125.32	19.86%	96	3.7561	2.840293
9,000,001 to 10,000,000	3	29,250,000.00	3.05%	98	4.2245	2.961922	3.51 or greater	4	88,250,000.00	9.22%	119	3.4742	3.835693
10,000,001 to 15,000,000	12	151,604,520.32	15.83%	94	4.1429	1.389590	Totals	68	957,464,775.22	100.00%	99	3.9459	2.090690
15,000,001 to 20,000,000	6	105,034,171.51	10.97%	92	4.2462	1.762858
20,000,001 to 30,000,000	8	206,604,936.91	21.58%	99	3.9781	1.829311
30,000,001 to 50,000,000	8	312,060,945.95	32.59%	104	3.5165	2.682487
50,000,001 to 80,000,000	0	0.00	0.00%	0	0.0000	0.000000
80,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000
Totals	68	957,464,775.22	100.00%	99	3.9459	2.090690
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 8 of 29

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Alabama	3	1,710,372.25	0.18%	98	3.4940	2.408900	Washington	2	48,200,000.00	5.03%	136	3.7295	3.413995
Arizona	7	50,633,485.00	5.29%	92	4.0851	2.036474	Wisconsin	1	14,025,000.00	1.46%	97	4.0880	1.636100
California	6	69,758,759.73	7.29%	99	4.1664	1.884063	Totals	100	957,464,775.22	100.00%	99	3.9459	2.090690
Colorado	2	6,127,196.64	0.64%	99	4.3545	2.669436
									Property Type³
Florida	5	50,884,644.34	5.31%	98	4.0218	1.688264
Georgia	7	21,182,719.63	2.21%	88	4.3875	1.881713		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Illinois	8	37,745,962.28	3.94%	100	4.1029	0.955771		Properties	Balance	Agg. Bal.			DSCR¹
Indiana	3	2,702,688.67	0.28%	120	3.9608	2.221390	Industrial	5	32,853,658.73	3.43%	99	4.3670	1.701415
Kentucky	3	12,500,000.00	1.31%	39	4.8800	1.765700	Lodging	13	138,185,265.41	14.43%	93	4.3080	0.724130
Maryland	2	12,505,535.02	1.31%	100	4.3944	1.529988	Mixed Use	3	69,850,000.00	7.30%	98	3.5212	1.812536
Michigan	3	30,699,936.91	3.21%	101	4.6624	0.611999	Mobile Home Park	2	8,300,000.00	0.87%	98	4.4140	2.171033
Minnesota	1	6,465,482.24	0.68%	98	3.4940	2.408900	Multi-Family	13	142,994,002.96	14.93%	98	4.1680	1.892794
Missouri	2	2,451,807.11	0.26%	120	3.9766	2.218015	Office	14	253,531,718.45	26.48%	105	3.6737	2.458735
Nevada	2	66,220,000.00	6.92%	99	4.1655	1.900225	Other	1	2,191,453.75	0.23%	99	4.8000	2.442100
New Mexico	3	10,448,872.99	1.09%	100	4.6945	1.545718	Retail	38	253,108,675.92	26.44%	99	3.8250	2.339174
New York	8	251,449,604.68	26.26%	98	3.4899	2.226700	Self Storage	11	56,450,000.00	5.90%	80	4.4409	2.683438
North Carolina	7	61,535,141.26	6.43%	98	4.0118	2.099009	Totals	100	957,464,775.22	100.00%	99	3.9459	2.090690
Ohio	10	53,624,511.06	5.60%	98	4.2467	1.900894
Oklahoma	1	10,000,000.00	1.04%	98	4.1700	3.004600
Pennsylvania	3	73,720,000.00	7.70%	99	3.8140	2.635728
South Carolina	2	23,229,000.00	2.43%	69	3.8954	2.047283
South Dakota	1	4,300,000.00	0.45%	97	4.3600	1.931900
Tennessee	1	11,108,692.59	1.16%	100	3.9110	(0.169300)
Texas	4	20,622,291.76	2.15%	99	4.3133	1.612612
Virginia	3	3,613,071.06	0.38%	99	4.0830	2.092919

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	3.250% or less	2	70,000,000.00	7.31%	98	2.9900	3.021029	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.251% to 3.500%	6	190,770,945.95	19.92%	99	3.4205	2.441943	13 months to 24 months	64	914,517,775.22	95.51%	96	3.9543	2.024787
	3.501% to 3.750%	4	100,500,421.02	10.50%	116	3.6667	3.034846	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.000%	8	110,075,721.02	11.50%	93	3.8553	1.762007	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	19	257,260,985.22	26.87%	98	4.1403	1.914140	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	12	80,005,535.02	8.36%	96	4.3740	1.622976	Totals	68	957,464,775.22	100.00%	99	3.9459	2.090690
	4.501% to 4.750%	8	62,706,891.75	6.55%	101	4.6131	1.724626
	4.751% or greater	9	86,144,275.24	9.00%	87	4.8643	1.103425
	Totals	68	957,464,775.22	100.00%	99	3.9459	2.090690
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 10 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	2	17,800,000.00	1.86%	39	4.8740	2.033380	Interest Only	31	613,286,945.95	64.05%	100	3.7317	2.386396
	61 months or greater	66	939,664,775.22	98.14%	100	3.9284	2.091775	300 months or less	1	7,918,872.81	0.83%	100	4.9100	1.274700
	Totals	68	957,464,775.22	100.00%	99	3.9459	2.090690	301 months to 330 months	1	11,108,692.59	1.16%	100	3.9110	(0.169300)
								331 months or greater	35	325,150,263.87	33.96%	96	4.3278	1.630024
								Totals	68	957,464,775.22	100.00%	99	3.9459	2.090690
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		3	67,299,604.68	7.03%	98	3.2436	3.304911				None
	12 months or less	63	843,710,233.63	88.12%	99	3.9745	2.102049
	13 months to 24 months	2	46,454,936.91	4.85%	99	4.4446	0.125327
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	68	957,464,775.22	100.00%	99	3.9459	2.090690
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 12 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	310954176	RT	Brooklyn	NY	Actual/360	3.359%	139,950.00	0.00	0.00	N/A	01/01/30	--	50,000,000.00	50,000,000.00	10/01/21
1A	310954177				Actual/360	3.359%	92,215.70	0.00	0.00	N/A	01/01/30	--	32,945,945.95	32,945,945.95	10/01/21
2	310954047	OF	New York	NY	Actual/360	2.990%	99,666.67	0.00	0.00	N/A	12/06/29	--	40,000,000.00	40,000,000.00	10/06/21
2A	310954223				Actual/360	2.990%	74,750.00	0.00	0.00	N/A	12/06/29	--	30,000,000.00	30,000,000.00	10/06/21
3	323210003	MU	New York	NY	Actual/360	3.486%	116,200.00	0.00	0.00	N/A	12/08/29	--	40,000,000.00	40,000,000.00	10/08/21
4	323210004	OF	Seattle	WA	Actual/360	3.699%	123,289.33	0.00	0.00	N/A	09/06/33	--	40,000,000.00	40,000,000.00	10/06/21
5	28002344	RT	Las Vegas	NV	Actual/360	4.155%	133,375.50	0.00	0.00	N/A	01/06/30	--	38,520,000.00	38,520,000.00	10/06/21
6	28002356	OF	Philadelphia	PA	Actual/360	3.632%	111,139.20	0.00	0.00	N/A	02/06/30	--	36,720,000.00	36,720,000.00	10/06/21
7	323210007	Various Various		Various	Actual/360	3.494%	98,632.71	0.00	0.00	N/A	12/06/29	--	33,875,000.00	33,875,000.00	10/06/21
8	883101050	RT	San Francisco	CA	Actual/360	4.040%	101,000.00	0.00	0.00	N/A	12/06/29	--	30,000,000.00	30,000,000.00	10/06/21
9	310952893	RT	Las Vegas	NV	Actual/360	4.180%	96,488.33	0.00	0.00	N/A	01/11/30	--	27,700,000.00	27,700,000.00	10/11/21
10	301741489	MF	Pittsburgh	PA	Actual/360	3.920%	86,566.67	0.00	0.00	N/A	01/06/30	--	26,500,000.00	26,500,000.00	10/06/21
11	307331188	MF	Astoria	NY	Actual/360	4.070%	89,709.58	0.00	0.00	N/A	12/06/29	--	26,450,000.00	26,450,000.00	10/06/21
12	323210012	MU	Durham	NC	Actual/360	3.421%	72,553.71	0.00	0.00	N/A	12/06/29	--	25,450,000.00	25,450,000.00	10/06/21
13	300572063	SS	Various	NC	Actual/360	4.770%	81,487.50	0.00	0.00	N/A	01/06/30	--	20,500,000.00	20,500,000.00	10/06/21
14	300572067	LO	Romulus	MI	Actual/360	4.940%	82,464.12	26,833.82	0.00	N/A	02/06/30	--	20,031,770.73	20,004,936.91	04/06/20
15	310953658	OF	Phoenix	AZ	Actual/360	3.660%	57,377.69	31,936.89	0.00	N/A	10/11/29	--	18,812,357.91	18,780,421.02	10/11/21
16	310953440	LO	Mount Pleasant	SC	Actual/360	3.868%	59,886.31	0.00	0.00	N/A	12/11/26	--	18,579,000.00	18,579,000.00	10/11/21
17	300572066	OF	Bronx	NY	Actual/360	4.540%	68,856.67	0.00	0.00	N/A	01/06/30	--	18,200,000.00	18,200,000.00	10/06/21
18	307331200	MF	Palos Hills	IL	Actual/360	4.240%	60,066.67	0.00	0.00	N/A	02/01/30	--	17,000,000.00	17,000,000.00	10/01/21
19	307331203	IN	Various	Various	Actual/360	4.570%	63,789.58	0.00	0.00	N/A	02/06/30	--	16,750,000.00	16,750,000.00	10/06/21
20	301741482	OF	Various	OH	Actual/360	4.715%	61,872.20	22,150.37	0.00	N/A	12/06/29	--	15,746,900.86	15,724,750.49	10/06/21
21	310953103	LO	Miramar	FL	Actual/360	3.790%	46,807.70	24,396.71	0.00	N/A	12/11/29	--	14,820,379.44	14,795,982.73	10/11/21
22	300572065	LO	Fort Lauderdale	FL	Actual/360	4.360%	54,500.00	0.00	0.00	N/A	01/06/30	--	15,000,000.00	15,000,000.00	10/06/21
23	307331202	LO	Bolingbrook	IL	Actual/360	4.240%	48,862.78	20,909.58	0.00	N/A	02/06/30	--	13,829,088.45	13,808,178.87	03/06/20
24	301741481	MF	Waukesha	WI	Actual/360	4.088%	47,778.50	0.00	0.00	N/A	11/06/29	--	14,025,000.00	14,025,000.00	10/06/21
25	323210025	MF	Lancaster	TX	Actual/360	4.370%	49,890.83	0.00	0.00	N/A	01/06/30	--	13,700,000.00	13,700,000.00	10/06/21
26	300572058	SS	Louisville	KY	Actual/360	4.880%	50,833.33	0.00	0.00	N/A	01/06/25	--	12,500,000.00	12,500,000.00	10/06/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 13 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
27	28002336	OF	Dublin	OH	Actual/360	4.071%	39,498.55	18,283.56	0.00	N/A	12/06/29	--	11,642,903.99	11,624,620.43	10/06/21
28	28002341	IN	Tucson	AZ	Actual/360	4.169%	40,821.46	0.00	0.00	N/A	01/06/30	--	11,750,000.00	11,750,000.00	10/06/21
29	310953107	LO	Pompano Beach	FL	Actual/360	3.790%	35,564.67	18,536.72	0.00	N/A	12/11/29	--	11,260,582.42	11,242,045.70	10/11/21
30	310953218	OF	Ontario	CA	Actual/360	3.772%	36,305.50	0.00	0.00	N/A	12/11/29	--	11,550,000.00	11,550,000.00	10/11/21
31	883101070	LO	Nashville	TN	Actual/360	3.911%	36,272.43	20,664.09	0.00	N/A	02/06/30	--	11,129,356.68	11,108,692.59	10/06/21
32	28002316	MF	Pittsburgh	PA	Actual/360	4.183%	36,601.25	0.00	0.00	N/A	11/06/29	--	10,500,000.00	10,500,000.00	10/06/21
33	300572050	MF	Tulsa	OK	Actual/360	4.170%	34,750.00	0.00	0.00	N/A	12/06/29	--	10,000,000.00	10,000,000.00	10/06/21
34	300572056	RT	Walker	MI	Actual/360	4.090%	33,231.25	0.00	0.00	N/A	12/06/29	--	9,750,000.00	9,750,000.00	10/06/21
35	301741486	Various Various		NY	Actual/360	4.420%	34,991.67	0.00	0.00	N/A	01/06/30	--	9,500,000.00	9,500,000.00	10/06/21
36	883101078	SS	Charlotte	NC	Actual/360	3.420%	24,225.00	0.00	0.00	N/A	02/06/30	--	8,500,000.00	8,500,000.00	10/06/21
37	300572068	LO	Various	NM	Actual/360	4.910%	32,462.94	15,044.45	0.00	N/A	02/06/30	--	7,933,917.26	7,918,872.81	10/06/21
38	301741491	OF	Tacoma	WA	Actual/360	3.880%	26,513.33	0.00	0.00	N/A	01/06/30	--	8,200,000.00	8,200,000.00	10/06/21
39	300572057	RT	Fort Myers	FL	Actual/360	4.250%	28,864.58	0.00	0.00	N/A	12/06/29	--	8,150,000.00	8,150,000.00	10/06/21
40	310953225	OF	Los Angeles	CA	Actual/360	3.842%	25,933.50	0.00	0.00	N/A	02/11/30	--	8,100,000.00	8,100,000.00	10/11/21
41	28302321	RT	Parma	OH	Actual/360	4.180%	27,426.80	11,967.13	0.00	N/A	12/06/29	--	7,873,723.17	7,861,756.04	10/06/21
42	307331196	LO	Cumming	GA	Actual/360	4.800%	31,210.39	10,762.84	0.00	N/A	01/06/30	--	7,802,598.33	7,791,835.49	10/06/21
43	300572069	OF	Hagerstown	MD	Actual/360	4.410%	28,118.98	11,237.13	0.00	N/A	02/06/30	--	7,651,421.80	7,640,184.67	10/06/21
44	300572039	RT	Lincolnton	NC	Actual/360	4.650%	27,494.24	10,147.25	0.00	N/A	11/06/29	--	7,095,288.51	7,085,141.26	10/06/21
45	300572062	LO	Woodland	CA	Actual/360	4.980%	28,965.75	9,329.65	0.00	N/A	01/06/30	--	6,979,699.61	6,970,369.96	10/06/21
46	310951697	LO	Peachtree City	GA	Actual/360	4.308%	21,899.00	0.00	0.00	N/A	01/11/27	--	6,100,000.00	6,100,000.00	10/11/21
47	300572054	MF	Ashland	OH	Actual/360	4.320%	21,600.00	0.00	0.00	N/A	12/06/29	--	6,000,000.00	6,000,000.00	10/06/21
48	300572052	SS	Phoenix	AZ	Actual/360	4.860%	21,465.00	0.00	0.00	N/A	12/06/24	--	5,300,000.00	5,300,000.00	10/06/21
49	883101056	SS	Chandler	AZ	Actual/360	3.690%	15,375.00	0.00	0.00	N/A	12/06/29	--	5,000,000.00	5,000,000.00	10/06/21
50	307331199	LO	Lexington Park	MD	Actual/360	4.370%	17,744.22	7,205.30	0.00	N/A	02/06/30	--	4,872,555.65	4,865,350.35	10/06/21
51	410953474	SS	Aiken	SC	Actual/360	4.005%	15,519.38	0.00	0.00	N/A	12/11/29	--	4,650,000.00	4,650,000.00	10/11/21
52	28002351	MF	Alliance	OH	Actual/360	4.382%	16,888.96	0.00	0.00	N/A	02/06/30	--	4,625,000.00	4,625,000.00	10/06/21
53	28002337	OF	Houston	TX	Actual/360	4.240%	15,784.78	6,817.53	0.00	N/A	12/06/29	--	4,467,391.86	4,460,574.33	10/06/21
54	301741480	IN	East Syracuse	NY	Actual/360	4.120%	14,970.99	6,825.18	0.00	N/A	11/06/29	--	4,360,483.91	4,353,658.73	10/06/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 14 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
55	300572047	MH	Sioux Falls	SD	Actual/360	4.360%	15,623.33	0.00	0.00	N/A	11/06/29	--	4,300,000.00	4,300,000.00	10/06/21
56	301741485	MF	Parachute	CO	Actual/360	4.250%	14,639.35	6,268.10	0.00	N/A	01/06/30	--	4,133,464.74	4,127,196.64	10/06/21
57	28002354	MH	Star Valley	AZ	Actual/360	4.472%	14,906.67	0.00	0.00	N/A	02/06/30	--	4,000,000.00	4,000,000.00	10/06/21
58	307331192	MF	Statesboro	GA	Actual/360	4.770%	11,808.47	3,877.14	0.00	N/A	01/06/30	--	2,970,683.46	2,966,806.32	10/06/21
59	307331189	RT	Albuquerque	NM	Actual/360	4.020%	8,488.95	4,013.67	0.00	N/A	12/06/29	--	2,534,013.85	2,530,000.18	10/06/21
60	307331198	RT	Mechanicsville	VA	Actual/360	4.390%	8,688.54	0.00	0.00	N/A	02/06/30	--	2,375,000.00	2,375,000.00	10/06/21
61	300572060	98	Queen Creek	AZ	Actual/360	4.800%	8,777.92	3,027.05	0.00	N/A	01/06/30	--	2,194,480.80	2,191,453.75	10/06/21
62	307331193	MF	Evans	CO	Actual/360	4.570%	7,616.67	0.00	0.00	N/A	12/06/29	--	2,000,000.00	2,000,000.00	10/06/21
63	883101083	RT	Trophy Club	TX	Actual/360	4.319%	6,838.42	0.00	0.00	N/A	01/06/30	--	1,900,000.00	1,900,000.00	10/06/21
64	28002357	RT	Clinton	IN	Actual/360	4.720%	4,047.40	0.00	0.00	N/A	09/06/34	--	1,029,000.00	1,029,000.00	10/06/21
65	28002359	RT	Wardsville	MO	Actual/360	4.710%	3,819.02	0.00	0.00	N/A	07/06/34	--	973,000.00	973,000.00	10/06/21
66	28002358	RT	Kochville	MI	Actual/360	4.690%	3,693.38	0.00	0.00	N/A	07/06/34	--	945,000.00	945,000.00	10/06/21
Totals							3,149,459.02	290,234.16	0.00				957,755,009.38	957,464,775.22
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 15 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	45,664,018.00	21,970,007.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	71,967,263.02	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	51,399,839.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	25,879,228.00	12,958,534.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5	3,236,506.00	2,542,712.13	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6	3,572,821.37	1,067,931.20	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	6,399,321.00	3,302,173.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	5,160,998.00	3,236,344.80	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	1,980,000.00	990,000.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	2,079,451.00	1,043,239.90	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	2,004,462.00	01/01/20	09/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
12	6,062,165.00	885,492.00	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	1,344,271.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	(1,224,974.00)	01/01/20	09/30/20	08/11/21	7,838,443.35	135,457.44	76,815.11	1,785,733.69	29,065.00	0.00
15	3,757,161.02	1,874,306.95	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	779,343.56	1,513,567.21	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	829,059.56	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,302,562.00	737,317.57	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,251,018.18	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,759,053.67	1,052,476.65	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	2,380,959.73	2,403,930.15	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	717,224.37	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	(345,787.00)	(152,811.00)	01/01/21	03/31/21	05/11/21	0.00	0.00	69,601.69	1,324,548.51	530,184.93	0.00
24	1,110,488.42	499,132.91	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	948,201.05	547,644.35	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,168,098.60	556,690.42	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 16 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
27	1,351,340.72	621,134.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,077,869.00	541,288.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	458,292.52	902,526.63	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,239,900.45	662,275.67	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	(28,756.39)	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	985,254.17	566,773.93	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	943,668.44	660,549.86	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,507,801.02	506,075.68	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	563,051.00	216,049.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	990,185.68	573,551.44	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	815,716.94	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	994,255.00	432,048.54	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	782,053.69	379,311.39	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	358,372.55	146,173.86	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	4,522,732.20	3,174,072.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42	528,434.01	616,773.37	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
43	918,113.49	450,353.58	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
44	633,412.08	314,849.70	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
45	320,937.93	378,081.84	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
46	408,869.13	770,764.29	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
47	583,748.81	0.00	--	--	--	0.00	0.00	0.00	0.00	13,538.11	0.00
48	539,864.45	352,618.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
49	457,295.80	291,034.45	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
50	(35,485.00)	222,014.55	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
51	387,585.84	263,563.58	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
52	393,625.30	312,857.16	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
53	0.00	146,968.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
54	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 17 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
55	352,026.00	186,865.49	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
56	645,878.43	388,129.57	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
57	439,461.51	223,483.64	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
58	299,651.20	164,990.85	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
59	368,600.00	184,300.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
60	203,840.00	101,920.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
61	338,812.75	178,978.55	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
62	170,211.88	106,125.54	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
63	160,507.34	98,392.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
64	95,708.93	47,854.95	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	3,262.00	0.00
65	90,684.33	45,342.65	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
66	88,335.96	44,167.98	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	35,984.78	0.00
Totals	263,181,791.15	75,253,767.54				7,838,443.35	135,457.44	146,416.80	3,110,282.20	612,034.82	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 18 of 29

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential					Page 19 of 29

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/18/21	0	0.00	0	0.00	2	33,813,115.78	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.945949%	3.921854%	99
09/17/21	0	0.00	0	0.00	2	33,860,859.18	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.946052%	3.921947%	100
08/17/21	0	0.00	0	0.00	2	33,904,052.85	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.946144%	3.922031%	101
07/16/21	0	0.00	0	0.00	2	33,947,075.05	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.946236%	3.922114%	102
06/17/21	0	0.00	0	0.00	2	33,994,303.55	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.946337%	3.922206%	103
05/17/21	0	0.00	0	0.00	2	34,036,967.29	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.946429%	3.922288%	104
04/16/21	0	0.00	0	0.00	2	34,083,850.23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.946529%	3.921101%	105
03/17/21	0	0.00	0	0.00	2	34,126,158.32	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.946619%	3.921181%	106
02/18/21	0	0.00	0	0.00	2	34,181,501.72	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.946738%	3.921287%	107
01/15/21	0	0.00	0	0.00	2	34,223,421.61	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.946827%	3.921367%	108
12/17/20	0	0.00	0	0.00	2	34,265,175.12	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.946913%	3.921443%	109
11/18/20	0	0.00	0	0.00	2	34,311,180.60	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.947008%	3.921527%	110
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																		Page 20 of 29

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
14	300572067 04/06/20		17	6	76,815.11	1,785,733.69	517,360.20	20,450,069.54	06/16/20	13	02/09/21
23	307331202 03/06/20		18	6	69,601.69	1,324,548.51	594,380.82	14,178,728.53	05/18/20	2
Totals					146,416.80	3,110,282.20	1,111,741.02	34,628,798.07
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 21 of 29

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		17,800,000	17,800,000	0		0
49 - 60 Months		0	0	0		0
> 60 Months		939,664,775	905,851,659	33,813,116		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-21	957,464,775	923,651,659	0	0	33,813,116	0
Sep-21	957,755,009	923,894,150	0	0	33,860,859	0
Aug-21	958,021,707	924,117,654	0	0	33,904,053	0
Jul-21	958,287,426	924,340,351	0	0	33,947,075	0
Jun-21	958,574,737	924,580,433	0	0	33,994,304	0
May-21	958,838,424	924,801,457	0	0	34,036,967	0
Apr-21	959,123,776	925,039,926	0	0	34,083,850	0
Mar-21	959,385,448	925,259,289	0	0	34,126,158	0
Feb-21	959,714,264	925,532,762	0	0	34,181,502	0
Jan-21	959,973,764	925,750,342	0	0	34,223,422	0
Dec-20	960,228,962	925,963,787	0	0	34,265,175	0
Nov-20	960,505,625	926,194,444	0	0	34,311,181	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
14	300572067	20,004,936.91	20,450,069.54	15,600,000.00	04/27/21	(1,477,649.00)	(1.50210)	09/30/20	02/06/30	339
23	307331202	13,808,178.87	14,178,728.53	17,900,000.00	04/21/21	(205,435.75)	(0.98140)	03/31/21	02/06/30	339
Totals		33,813,115.78	34,628,798.07	33,500,000.00		(1,683,084.75)

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
14	300572067	LO	MI	06/16/20	13

Loan transferred for Imminent Monetary Default at borrowers request as a result of the Covid-19 pandemic. Loan is in payment default. Lender was dual tracking with the foreclosure process but Borrower filed bankruptcy. Lender is preparing for the Disclosure Statement hearing.

23	307331202	LO	IL	05/18/20	2

Loan transferred for Imminent Monetary Default at borrower's request as a result of the Covid-19 pandemic. The Loan is now delinquent. Borrower has agreed to transfer title back to the lender. Court-appointed receiver is now in place.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
40	310953225	8,100,000.00	3.84200%	8,100,000.00 3.84200%		10	07/02/20	08/11/20	08/11/20
41	28302321	7,987,543.89	4.18000%	7,976,900.68 4.18000%		10	07/30/20	06/06/20	09/11/20
Totals		16,087,543.89		16,076,900.68
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
14	0.00	0.00	4,173.29	0.00	0.00	32,235.60	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	7,673.29	0.00	0.00	32,235.60	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		39,908.89

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Supplemental Notes
None

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 29 of 29